CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) ¥ in Thousands, $ in Thousands		CNY (¥)	USD ($)	Huang [Member] CNY (¥)	Management [Member] New Flourish Holdings Limited [Member] CNY (¥)	Ordinary shares [Member] CNY (¥) shares	Ordinary shares [Member] Huang [Member] CNY (¥)	Ordinary shares [Member] Management [Member] New Flourish Holdings Limited [Member] CNY (¥)	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] Huang [Member] CNY (¥)	Additional paid-in capital [Member] Management [Member] New Flourish Holdings Limited [Member] CNY (¥)	Statutory reserves [Member] CNY (¥)	Statutory reserves [Member] Huang [Member] CNY (¥)	Statutory reserves [Member] Management [Member] New Flourish Holdings Limited [Member] CNY (¥)	Retained Earnings (Accumulated deficit) [Member] CNY (¥)	Retained Earnings (Accumulated deficit) [Member] Huang [Member] CNY (¥)	Retained Earnings (Accumulated deficit) [Member] Management [Member] New Flourish Holdings Limited [Member] CNY (¥)	Accumulated other comprehensive income (deficit) [Member] CNY (¥)	Accumulated other comprehensive income (deficit) [Member] Huang [Member] CNY (¥)	Accumulated other comprehensive income (deficit) [Member] Management [Member] New Flourish Holdings Limited [Member] CNY (¥)	Non-controlling Interest [Member] CNY (¥)	Non-controlling Interest [Member] Huang [Member] CNY (¥)	Non-controlling Interest [Member] Management [Member] New Flourish Holdings Limited [Member] CNY (¥)
Balance at Dec. 31, 2013		¥ 397,723				¥ 122			¥ 2,706,621			¥ 80,731			¥ (2,375,099)			¥ (15,877)			¥ 1,225
Balance (in shares) at Dec. 31, 2013 | shares	[1]					5,892,554
Increase (Decrease) in Shareholders' Equity
Beneficial conversion feature related to convertible loans		302,765							302,765
Conversion of convertible loans to ordinary shares		226,298				¥ 462			225,836
Conversion of convertible loans to ordinary shares (in shares) | shares	[1]					25,182,076
Shares surrendered by SummitView		(67,309)				¥ (10)			(67,299)
Shares surrendered by SummitView (in shares) | shares	[1]					(537,797)
Share-based compensation		8,694		¥ 54,311	¥ 94,360				8,694	¥ 54,311	¥ 94,360
Appropriation to statutory reserves												418			(418)
Foreign currency translation adjustment		(379)																(379)
Deconsolidation of subsidiaries		10,507										(372)			372			10,507
Disposal of subsidiaries		2,009																2,009
Non-controlling interests from new established subsidiaries		270																			270
Net (loss) income		(1,082,555)													(1,076,813)						(5,742)
Balance at Dec. 31, 2014		(53,306)				¥ 574			3,325,288			80,777			(3,451,958)			(3,740)			(4,247)
Balance (in shares) at Dec. 31, 2014 | shares	[1]					30,536,833
Increase (Decrease) in Shareholders' Equity
Conversion of convertible loans to ordinary shares		70,146				¥ 134			70,012
Conversion of convertible loans to ordinary shares (in shares) | shares						7,244,013
Shares surrendered by SummitView
Share-based compensation		50,117							50,117
Issuance of ordinary shares for restricted stock award						¥ 9			(9)
Issuance of ordinary shares for restricted stock award (in shares) | shares						484,331
Appropriation to statutory reserves												228			(228)
Foreign currency translation adjustment		(1,215)																(1,215)
Disposal of subsidiaries		14,929																9,084			5,845
Capital injection from minority shareholders		163																			163
Unrealized gain on investment, net of income taxes		984																984
Non-controlling interests from reconsolidation of previously deconsolidated entities		(3,351)																			(3,351)
Net (loss) income		64,356													63,739						617
Balance at Dec. 31, 2015		142,823				¥ 717			3,445,408			81,005			(3,388,447)			5,113			(973)
Balance (in shares) at Dec. 31, 2015 | shares						38,265,177
Increase (Decrease) in Shareholders' Equity
Shares surrendered by SummitView
Share-based compensation		7,828							7,828
Issuance of ordinary shares for restricted stock award						¥ 9			(9)
Issuance of ordinary shares for restricted stock award (in shares) | shares						433,918
Appropriation to statutory reserves												2			(2)
Foreign currency translation adjustment		(1,160)																(1,160)
Capital injection from minority shareholders		796																			796
Unrealized gain on investment, net of income taxes		1,752																1,752
Net (loss) income		(37,018)	(5,331)												(35,700)						(1,318)
Balance at Dec. 31, 2016		¥ 115,021	$ 16,567			¥ 726			¥ 3,453,227			¥ 81,007			¥ (3,424,149)			¥ 5,705			¥ (1,495)
Balance (in shares) at Dec. 31, 2016 | shares						38,699,095

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect Ambow Education Holding Ltd.’s 1 for 30 reverse stock split, which was effective on September 4, 2015.